OTHER NONCURRENT ASSETS - Change in the balance of other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER NONCURRENT ASSETS
Percentage of annual interest rate due in two years	3.00%
Period of annual interest due	2 years
Change in fair value, net	$ 3,000	$ 0
Ending balance	$ 3,000